CONVERTIBLE NOTE RECEIVABLE - Additional Information (Details)			1 Months Ended	6 Months Ended
	Mar. 14, 2025 USD ($)	Mar. 14, 2025 £ / shares	Mar. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payments under convertible note receivable				$ (650,000)
SYME Strategic Investment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aggregate purchase price in cash	$ 5,150,000
Percentage of annual interest rate on notes	14.33%
Notes basis spread on variable rate	10.00%
Fixed conversion rate | £ / shares		£ 0.00003
Exercise price | £ / shares		£ 0.000039
SYME Strategic Investment [Member] | Convertible Note Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Initial fair value of convertible note receivable			$ 260,000
Payments to acquire convertible notes receivable			$ 150,000
Fair value of convertible note receivable				748,600
Convertible notes receivable				650,000
Interest accrued				$ 18,588